Joint arrangements	12 Months Ended
Dec. 31, 2025
Disclosure of joint ventures [abstract]
Joint arrangements	Joint arrangements
(a) Interest percentage in joint ventures

		Group interest %
Entity	Principal activity	2025	2024
North West Shelf Gas Pty Ltd	Contract administration services for venturers for LNG sales to Japan. Marketing and administration services for venturers for gas processing.	33.3	33.3
North West Shelf Liaison Company Pty Ltd[1]	Liaison for venturers in the sale of LNG to the Japanese market.	—	33.3
China Administration Company Pty Ltd	Contract administration services for venturers for LNG sales to China.	33.3	33.3
North West Shelf Shipping Service Company Pty Ltd[2]	LNG vessel fleet advisor.	—	33.3
North West Shelf Lifting Coordinator Pty Ltd	Allocating, scheduling and administering the lifting of LNG and pipeline gas.	33.3	33.3
1.Entity was deregistered on 29 August 2025.
2.Entity was deregistered on 20 September 2025.
(b) Interest percentage in joint operations

	Group interest %[1]
	2025	2024

Producing and developing assets
Australia
Scarborough	74.9	74.9
North West Shelf	25.0 - 66.7	25.0 - 66.7
Greater Enfield and Vincent	60.0	60.0
Pluto	90.0	90.0
Pluto Train 2	51.0	51.0
Wheatstone	13.0 - 65.0	13.0 - 65.0
Bass Strait	25.0 - 50.0	25.0 - 50.0
Macedon	71.4	71.4
Pyrenees	40.0 - 71.4	40.0 - 71.4
International
Sangomar	82.0	82.0
Atlantis	44.0	44.0
Mad Dog	23.9	23.9
Shenzi	72.0	72.0
Trion	60.0	60.0
Greater Angostura[2]	—	45.0 - 68.5
Exploration and evaluation assets
Oceania
Browse Basin	30.6	30.6
Carnarvon Basin	31.6 - 70.0	31.6 - 70.0
Bonaparte Basin	26.7 - 35.0	26.7 - 35.0
Africa
Congo	22.5	22.5
Senegal	90.0	90.0
Egypt[3]	27.0 - 40.0	25.0 - 45.0
Americas
US Gulf of America[4]	17.5 - 75.0	23.9 - 75.0
Liard	50.0	50.0
Kitimat	50.0	50.0
Asia
Myanmar	45.0	45.0
Sunrise	33.4	33.4
Caribbean
Barbados	60.0	60.0
Calypso	70.0	70.0
Other Joint Operations
Angel CCS	20.0	20.0
Bonaparte Basin CCS	21.0	21.0
Pluto LNG Trucking	50.0	50.0
NeoSmelt[5]	20.0	—
1.Certain arrangements included in the table are unincorporated contractual arrangements under which the Group has direct rights to specific assets and obligations for specific liabilities. Accordingly, the Group recognises its proportionate share of interest in those assets, liabilities, revenues, and expenses in accordance with the contractual arrangements.
2.The Group divested its interests in the Angostura and Ruby fields in 2025.
3.The Red Sea Block 1 licence in Egypt expired in 2025.
4.Various licences were assigned or relinquished/expired in 2025.
5.The Group joined the NeoSmelt project in 2025.
The principal activities of the joint operations are exploration, development and production of hydrocarbons.
Significant estimates and judgements
(a) Accounting for interests in other entities
Judgement is required in assessing the level of control obtained in a transaction to acquire an interest in another entity. Depending upon the facts and circumstances in each case, Woodside may obtain control, joint control or significant influence over the entity or arrangement. Judgement is applied when determining the relevant activities of a project and if joint control is held over it.
Relevant activities include, but are not limited to, work program and budget approval, investment decision approval, voting rights in joint operating committees, amendments to permits and changes to joint arrangement participant holdings. Transactions which give Woodside control of a business are business combinations. If Woodside obtains joint control of an arrangement, judgement is also required to assess whether the arrangement is a joint operation or a joint venture. If Woodside has neither control nor joint control, it may be in a position to exercise significant influence over the entity, which is then accounted for as an associate.
Recognition and measurement
Joint arrangements are arrangements in which two or more parties have joint control. Joint control is the contractual agreed sharing of control of the arrangement which exists only when decisions about the relevant activities require unanimous consent of the parties sharing control. Joint arrangements are classified as either a joint operation or joint venture, based on the rights and obligations arising from the contractual obligations between the parties to the arrangement.
To the extent the joint arrangement provides the Group with rights to the individual assets and obligations arising from the joint arrangement, the arrangement is classified as a joint operation, and as such the Group recognises its:
•assets, including its share of any assets held jointly;
•liabilities, including its share of any liabilities incurred jointly;
•revenue from the sale of its share of the output arising from the joint operation;
•share of revenue from the sale of the output by the joint operation; and
•expenses, including its share of any expenses incurred jointly.
To the extent the joint arrangement provides the Group with rights to the net assets of the arrangement, the investment is classified as a joint venture and accounted for using the equity method.
Joint arrangements acquired which are deemed to be carrying on a business are accounted for applying the principles of IFRS 3 Business
Combinations. Joint arrangements which are not deemed to be carrying on a business are treated as asset acquisitions.